November 19, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Vanguard Bond Index Funds (the “Trust”) FILE NO. 33-6001

Commissioners:

Enclosed is the 53rd Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485 (a) filing we made on September 21, 2009, to add Institutional Plus Shares to Vanguard Total Bond Market Index Fund, a series of the Trust. The purposes of this Amendment are to: 1) address comments of the Commission's Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.

This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of November 20, 2009, so both this Amendment and the preceding 485(a) filing will go effective concurrently.

Please contact me at (610) 669-4294 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,
The Vanguard Group, Inc.

Michael J. Drayo
Associate Counsel

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission